25. EMPLOYEES BENEFITS PLANS (Details 5) - FAF [Member] R$ in Millions	Dec. 31, 2018 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	9.22%
Average rate	10.22%
Actuarial liabilities	R$ (263.1)
Average rate	8.22%
Actuarial liabilities	R$ 321.7
Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	4.68%
Average rate	5.68%
Actuarial liabilities	R$ 79.9
Average rate	3.68%
Actuarial liabilities	R$ (54.8)